Debt - Narrative (Details)									1 Months Ended	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Aug. 20, 2020 USD ($)	Jun. 06, 2020 USD ($) monthlyInstallment $ / shares	May 26, 2020 USD ($)	Apr. 22, 2020 USD ($)	Apr. 08, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 18, 2018 USD ($) monthlyInstallment	Mar. 29, 2018 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) loan monthlyInstallment	Dec. 15, 2017 USD ($) note	Dec. 02, 2020 USD ($)	Oct. 16, 2018 USD ($) note	Dec. 31, 2020 USD ($) monthlyInstallment	Dec. 31, 2019 USD ($) monthlyInstallment	Dec. 31, 2018 USD ($)	Nov. 19, 2018 USD ($)	Oct. 31, 2017 USD ($) monthlyInstallment	Aug. 31, 2017 USD ($) monthlyInstallment	Jul. 31, 2017 USD ($)	Aug. 31, 2015 USD ($)
Debt Instrument [Line Items]
Fair value of warrants outstanding										$ 51,753,000		$ 343,400,000				$ 343,400,000	$ 1,122,000
Loss on extinguishment of debt																3,996,000	6,124,000
Unamortized financing costs and discount												$ 0				0
Fair value of warrants										$ 46,649,000	$ 309,000					268,266,000	256,000
Prepayment penalty																1,918,000	0
Proceeds from promissory notes																$ 32,101,000	0
Number of additional equipment loan agreements | loan												3
Bridge Note
Debt Instrument [Line Items]
Principal amount																							$ 1,500,000
Interest rate (as a percent)																							3.00%
2017 Warrants
Debt Instrument [Line Items]
Fair value of warrants outstanding																	1,035,000				$ 480,000
Number of shares available for purchase, percentage of principal advances under 2020 Note												10.00%				10.00%
2018 Warrants
Debt Instrument [Line Items]
Fair value of warrants outstanding							$ 46,000										87,000
2020 Warrants
Debt Instrument [Line Items]
Number of shares available for purchase, percentage of principal advances under 2020 Note		10.00%
Stock price of warrants (in dollars per share) | $ / shares		$ 43.3039
New Notes | 2020 Warrants
Debt Instrument [Line Items]
Deferred as discount		$ 1,200,000
Equipment and Loan Agreement
Debt Instrument [Line Items]
Interest rate (as a percent)																						10.35%
Number of promissory notes | note													3		3
Proceeds from promissory notes													$ 3,200,000		$ 2,200,000
Equipment and Loan Agreement | Minimum
Debt Instrument [Line Items]
Effective interest rate (as a percent)																						10.37%
Equipment and Loan Agreement | Maximum
Debt Instrument [Line Items]
Effective interest rate (as a percent)																						13.96%
CARES Act, PPP Loan
Debt Instrument [Line Items]
Interest rate (as a percent)				1.00%
Principal repaid	$ 7,820,000
Loan proceeds				$ 7,800,000
Amount repaid	7,840,000
Accrued interest repaid	$ 26,000
Senior Notes | The Notes
Debt Instrument [Line Items]
Fee amount		255,000
Amortization of premium on marketable securities											55,000						317,000
Loss on extinguishment of debt		866,000
Unamortized financing costs and discount		86,000
Fair value of warrants		525,000
Senior Notes | 2017 Note
Debt Instrument [Line Items]
Principal amount																					$ 15,000,000.0
Interest rate (as a percent)																					12.50%
Effective interest rate (as a percent)																					15.68%
Fee amount																					$ 382,000
Number of monthly installments | monthlyInstallment																					28
Principal repaid						$ 3,600,000
Deferred as discount												$ 0				$ 0	56,000
Senior Notes | 2018 Notes
Debt Instrument [Line Items]
Principal amount							$ 3,000,000.0
Interest rate (as a percent)							12.50%
Effective interest rate (as a percent)							15.58%
Fee amount							$ 108,000
Number of monthly installments | monthlyInstallment							27
Minimum liquidity amount							$ 2,000,000.0
Principal repaid						2,400,000
Deferred as discount												0				0	81,000
Senior Notes | New Notes
Debt Instrument [Line Items]
Principal amount		$ 10,000,000.0				$ 20,000,000.0					$ 20,000,000.0
Interest rate (as a percent)		12.50%
Number of monthly installments | monthlyInstallment		32
Minimum liquidity amount							$ 5,000,000.0
Amortization of premium on marketable securities														$ 329,000
Proceeds from note			$ 3,000,000.0		$ 17,000,000.0
Note term (in months)		48 months
Non-refundable fee, percentage of each advance		1.50%
Loss on extinguishment of debt																3,100,000
Deferred as discount		$ 361,000
Repayment of debt																30,000,000.0
Prepayment penalty																1,900,000
Legal costs																56,000
Write off of loan origination fees																1,200,000
Term Loan | Equipment and Loan Agreement
Debt Instrument [Line Items]
Commitment amount								$ 5,400,000														$ 4,000,000.0
Increase of commitment amount								$ 1,400,000
Convertible Promissory Note | Bridge Note
Debt Instrument [Line Items]
Principal repaid									$ 58,000,000.0
Loss on extinguishment of debt									$ 6,000,000.0
Line of Credit | Revolving credit facility
Debt Instrument [Line Items]
Line of credit amount																			$ 500,000
Line of credit outstanding																	500,000
Repayment of line of credit																	$ 500,000
Loans Payable | Vehicle loan
Debt Instrument [Line Items]
Principal amount												$ 21,000				$ 21,000				$ 73,000
Interest rate (as a percent)												6.29%				6.29%				5.99%
Number of monthly installments | monthlyInstallment												60				60				60
Loans Payable | Additional Equipment Loan
Debt Instrument [Line Items]
Principal amount																		$ 182,000
Interest rate (as a percent)																	5.89%
Number of monthly installments | monthlyInstallment																	60
Loans Payable | New Equipment Loan
Debt Instrument [Line Items]
Principal amount												$ 246,000				$ 246,000
Number of monthly installments | monthlyInstallment																	60
Loans Payable | New Additional Equipment Loan One
Debt Instrument [Line Items]
Principal amount																	$ 60,000
Interest rate (as a percent)												6.29%				6.29%
Loans Payable | New Additional Equipment Loan Two
Debt Instrument [Line Items]
Principal amount																	170,000
Interest rate (as a percent)												7.64%				7.64%
Loans Payable | New Additional Equipment Loan Three
Debt Instrument [Line Items]
Principal amount																	$ 16,000
Interest rate (as a percent)												8.91%				8.91%